UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

Westfield Capital Large Cap Growth Fund

Westfield Capital Dividend Growth Fund

Semi-Annual Report	April 30, 2017

Investment Adviser: Westfield Capital Management Company, L.P

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL
APRIL 30, 2017 (Unaudited)

The Funds file their complete schedule of investments of fund holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are avail-able on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-454-0738; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

SHAREHOLDERS’ LETTER

Dear Shareholder:

Domestic stocks rose sharply in the six-month period ending April 30, 2017, propelling most equity indices into record territories. Their advance, which was catalyzed by the U.S. presidential election, began as a rotation into domestic cyclical growth with lower Price to Earnings, smaller capitalization companies leading the charge. The rally continued into 2017, supported by positive economic data at home and signs of improvements in the Eurozone and emerging economies. However, market leadership changed with the start of the new year. Cyclical and financial stocks pulled back as the “Trump trade” faded, giving way to high-quality, large market capitalization, growth-oriented companies, primarily within the Information Technology and Health Care sectors. Energy sold off and was the only segment to finish the period in negative territory. The defensive Consumer Staples, Real Estate, and Utilities sectors, prized by investors for their bond-like characteristics, underperformed.

The Westfield Large Cap Growth Equity Fund (the “Fund”), Institutional Class, returned 14.67% gross (14.25% net) in the trailing 6-month period ending April 30, 2017, lagging the Russell 1000® Growth Index (the “Index”), which advanced 15.23%. Weakness in the Health Care and Industrials sectors led to the majority of relative performance shortfall, outweighing relative gains within Consumer Staples, Real Estate, and Materials.

Health Care detracted 53 basis points (bps) from relative returns. Bristol-Myers Squibb Co., a global biopharmaceutical firm with several FDA-approved drugs for the treatment of lung and skin cancers, was the Fund’s most notable source of relative weakness in the sector. Our investment thesis on the stock was based on the success and high visibility of the company’s immune-oncology franchise. However, in January, Bristol unexpectedly decided not to pursue an accelerated strategy to file with the FDA for its combination Opdivo /Yervoy drug for the front-line treatment of lung cancer. We think the announcement was not only damaging to the credibility of the company’s management, but it also increased the risk profile of the shares. While we continue to believe in the big opportunity for Optivo in other tumor types, our analysis of the company’s near-term risk/reward ratio prompted us to sell the stock. The Fund remains overweight the sector, with investments diversified across six sub-industries. We maintain sizeable exposure to health care equipment and continue to be bullish on biotechnology, where we have been opportunistic in adding to high quality franchises that have been impacted by market volatility.

Industrials detracted 44 bps from relative returns. The Fund’s investments in Industrials delivered uneven results, generating relative gains within cyclical growth

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

areas like airlines and railroads, and trailing the Index in more defensive categories, such as aerospace & defense and research & consulting services. Nielsen Holdings Plc, a provider of global marketing data collection and analytics services, was the sector’s largest relative underperformer. The company disappointed Wall Street expectations on quarterly earnings at the end of 2016 and the stock has languished since then. While we continue to believe that Nielsen has a good upside potential longer-term, the lack of immediate growth catalysts contributed to our decision to sell the stock. Textron Inc., a manufacturer of aircraft parts, automotive products, and military equipment, was also a relative underperformer. Our analysis of aircraft purchasing trends among small business owners had been showing improvements in demand for small/mid-size business jets post the election, yet the company’s earnings growth remained lackluster. While our confidence level in the company’s aviation segment has increased, we decided to exit our position given we still have no tangible evidence of a recovery in its business jet segment.

The Consumer Staples sector contributed 49 bps to relative returns. The Fund’s strategic underweight of the sector was the leading driver of the relative outperformance during the period. Generally speaking, Consumer Staples companies tend to have characteristics that are contrary to Westfield’s investment approach, typically offering below-average earnings growth while trading at above-average valuation multiples. As few companies within the sector meet our growth and valuation criteria, we remain underweight the group. That said, we continue to evaluate investment opportunities within the sector, focusing on companies that offer, in our opinion, differentiated business platforms, strong free cash flow generation and disciplined management of that capital.

Materials added 19 bps to relative returns. The Materials sector performance was mostly driven by multiple expansion as investors continued to look through still sluggish growth to a policy-induced acceleration in earnings in 2018. We remain selective within the group, focusing primarily on the chemicals sub-industry where we believe we have found attractive relative growth and value opportunities. Celanese Corp., a global integrated producer of acetyl products and engineered polymers, was one of the Fund’s best relative performers in the quarter. We think Celanese should continue to deliver strong earnings results, aided by organic growth in advanced materials, tuck-in acquisitions, productivity improvements, and deployment of free cash flow for share buybacks.

From here, we continue to track economic indicators and maintain on-going conversations with company management teams in search of increased clarity on the growth outlook moving forward. Additionally, signs from Washington on new policy proposals and their timeliness could help inform our assessments and remove

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

some of the uncertainty surrounding these issues. All said, we believe the current environment is becoming more favorable to active security selection as intra-stock correlations have receded and idiosyncratic drivers, such as earnings, are helping to determine asset valuations. In our opinion, these developments should favor bottom-up GARP (“growth-at-a-reasonable-price”) managers such as Westfield.

Past performance is not indicative of future results. Returns are preliminary and unaudited; unless otherwise noted they are presented gross of management fees and include the reinvestment of all income and the deduction of transaction costs. Actual net returns will be reduced by investment advisory fees and other expenses that may be incurred in the management of the account. The collection of fees produces a compounding effect on the total rate of return net of management fees. As an example, the effect of investment management fees on the total value of a client’s portfolio assuming (a) quarterly fee assessment, (b) $1,000,000 investment, (c) portfolio return of 8% a year, and (d) 1.00% annual investment advisory fee would be $10,416 in the first year, and cumulative effects of $59,816 over five years and $143,430 over ten years. The net return for the time period referenced can be found within the first paragraph of this commentary. Our current disclosure statement and fee schedules are set forth in Part 2A of Form ADV, which is available upon request. A GIPS Compliant Presentation also is available upon request.

The product is evaluated against the Russell 1000® Growth Index, which is designed to measure the large-cap segment of the U.S. growth equity universe. We have chosen this benchmark as it most closely represents the investment strategy discussed in this commentary. The product’s holdings, characteristics, and performance may differ substantially from the benchmark and will therefore have different risk and reward profiles. Stock performance is based on price movement during the quarter or for the time held during the quarter.

A complete list of past recommendations is available by contacting Westfield’s Marketing and Client Service department via email at clientservice@wcmgmt.com or 617-428-7100. The views expressed are those of Westfield Capital Management Company, L.P. as of the date referenced and are subject to change at any time based on market or other conditions. These views are not intended to be and should not be relied upon as investment advice and are not intended to be a forecast of future events or a guarantee of future results. The information provided in this material is not intended to be and should not be considered to be a recommendation or suggestion to engage in or refrain from a particular course of action or to make or hold a particular investment or pursue a particular investment strategy, including whether or not to buy, sell, or hold any of the securities mentioned. It should not be assumed that investments in such securities have been or will be profitable. Specific securities identified do not represent all of the securities purchased, sold or recommended.

The information contained herein has been prepared from sources believed reliable but is not guaranteed by us as to its timeliness or accuracy, and is not a complete summary or statement of all available data. This piece is intended solely client reporting purposes, and is not directed to any prospective client. Please contact Westfield if there are any changes in your financial situation or investment objectives, or if you wish to delete, add, or modify restrictions to the management of your account. A copy of our Proxy Voting Policy or a report of how proxy ballots for your account were voted can be obtained by contacting our Compliance Department at wcm-compliance@wcmgmt.com or at 617-428-7100.

Definition of Comparative Index

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%‡

	Shares	Value
CONSUMER DISCRETIONARY — 21.8%
Amazon.com *	4,228	$3,910,858
Charter Communications, Cl A *	6,734	2,324,307
Delphi Automotive	23,470	1,886,988
Home Depot	19,420	3,031,462
Marriott International, Cl A	30,520	2,881,698
McDonald’s	18,665	2,611,794
Newell Brands	47,070	2,247,122
NIKE, Cl B	20,250	1,122,052
Priceline Group *	1,003	1,852,360
Twenty-First Century Fox, Cl A	55,005	1,679,853
Walt Disney	23,560	2,723,536

		26,272,030

CONSUMER STAPLES — 4.4%
Constellation Brands, Cl A	14,660	2,529,436
Monster Beverage *	23,820	1,080,952
Philip Morris International	15,575	1,726,333

		5,336,721

ENERGY — 0.9%
Valero Energy	17,150	1,108,062

FINANCIALS — 6.0%
Charles Schwab	49,450	1,921,133
Intercontinental Exchange	29,780	1,792,756
Progressive	37,220	1,478,378

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued
S&P Global	14,660	$1,967,225

		7,159,492

HEALTH CARE — 19.2%
Abbott Laboratories	51,700	2,256,188
Alexion Pharmaceuticals *	9,810	1,253,522
Biogen *	6,156	1,669,569
Celgene *	24,820	3,078,921
Cooper	9,035	1,809,981
Danaher	24,920	2,076,584
Eli Lilly	27,830	2,283,730
Jazz Pharmaceuticals *	17,771	2,830,565
STERIS	33,140	2,445,732
UnitedHealth Group	19,415	3,395,295

		23,100,087

INDUSTRIALS — 7.0%
AMETEK	41,640	2,381,808
Ingersoll-Rand	27,970	2,482,338
Union Pacific	15,500	1,735,380
United Continental Holdings *	26,800	1,881,628

		8,481,154

INFORMATION TECHNOLOGY — 34.4%
Adobe Systems *	18,030	2,411,332
Alphabet, Cl A *	3,610	3,337,517
Alphabet, Cl C *	3,618	3,277,763
Apple	41,336	5,937,916
Applied Materials	42,500	1,725,925
Broadcom, Cl A	11,780	2,601,142
Cognizant Technology Solutions, Cl A *	25,730	1,549,718
Facebook, Cl A *	32,690	4,911,673
MasterCard, Cl A	17,480	2,033,274
Microsoft	51,460	3,522,952
PayPal Holdings *	32,970	1,573,328
salesforce.com *	37,840	3,258,781
ServiceNow *	21,630	2,043,602
Visa, Cl A	35,150	3,206,383

		41,391,306

MATERIALS — 3.4%
Celanese, Cl A	19,560	1,702,502

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Dow Chemical	37,200	$2,336,160

		4,038,662

REAL ESTATE — 1.2%
Alexandria Real Estate Equities †	12,580	1,415,376

TOTAL COMMON STOCK (Cost $83,407,078)		118,302,890

TOTAL INVESTMENTS — 98.3% (Cost $83,407,078)		$118,302,890

Percentages are based on Net Assets of $120,401,679.
*	Non-income producing security.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
APRIL 30, 2017 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.5%‡

	Shares	Value

CONSUMER DISCRETIONARY — 18.6%
Comcast, Cl A	110,836	$4,343,663
Delphi Automotive	35,890	2,885,556
Marriott International, Cl A	21,820	2,060,244
McDonald’s	15,460	2,163,318
Six Flags Entertainment	47,790	2,992,132
TJX	25,610	2,013,970
Viacom, Cl B	56,480	2,403,789

		18,862,672

CONSUMER STAPLES — 8.1%
Clorox	14,870	1,987,970
CVS Health	18,430	1,519,369
Kimberly-Clark	16,296	2,114,406
Marine Harvest ADR	155,915	2,583,512

		8,205,257

ENERGY — 1.8%
Tesoro	23,080	1,839,707

FINANCIALS — 10.7%
Arthur J Gallagher	37,410	2,087,852
Bank of NT Butterfield & Son	61,050	2,029,912
CME Group, Cl A	23,820	2,767,646
Intercontinental Exchange	33,500	2,016,700
Progressive	50,630	2,011,024

		10,913,134

HEALTH CARE — 10.0%
Abbott Laboratories	56,850	2,480,934

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
Eli Lilly	23,170	$1,901,330
Quest Diagnostics	33,249	3,508,102
UnitedHealth Group	13,180	2,304,919

		10,195,285

INDUSTRIALS — 5.4%
Lockheed Martin	9,973	2,687,225
Macquarie Infrastructure	34,149	2,778,704

		5,465,929

INFORMATION TECHNOLOGY — 25.4%
Booz Allen Hamlilton	57,290	2,058,430
Cisco Systems	106,525	3,629,307
Intel	63,910	2,310,347
Jack Henry & Associates	35,962	3,485,437
Microchip Technology	23,090	1,745,142
Microsoft	83,088	5,688,204
Motorola Solutions	25,060	2,154,408
Paychex	34,100	2,021,448
Western Digital	30,770	2,740,684

		25,833,407

MATERIALS — 9.8%
Avery Dennison	18,670	1,553,531
Dow Chemical	53,498	3,359,674
International Paper	25,660	1,384,870
LyondellBasell Industries, Cl A	22,060	1,869,806
Orion Engineered Carbons	86,455	1,755,036

		9,922,917

REAL ESTATE — 5.2%
Community Healthcare Trust†	28,025	692,778
Crown Castle International†	26,009	2,460,451

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — continued
CyrusOne †	38,690	$2,114,022

		5,267,251

TELECOMMUNICATION SERVICES — 2.5%
Verizon Communications	54,250	2,490,617

TOTAL COMMON STOCK (Cost $83,749,140)		98,996,176

TOTAL INVESTMENTS — 97.5% (Cost $83,749,140)		$98,996,176

Percentages are based on Net Assets of $101,565,575.
†	Real Estate Investment Trust
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Westfield	Westfield
	Large Cap	Dividend
	Growth Fund	Growth Fund
Assets:
Investments, at Value (Cost $83,407,078 and $83,749,140)	$118,302,890	$98,996,176
Cash Equivalents	382,534	2,603,119
Receivable for Investment Securities Sold	3,010,391	–
Dividends Receivable	34,829	44,109
Prepaid Expenses	24,210	9,451

Total Assets	121,754,854	101,652,855

Liabilities:
Payable for Investment Securities Purchased	1,241,317	–
Payable due to Adviser	52,964	50,283
Payable due to Administrator	11,991	9,208
Payable due to Trustees	3,227	1,688
Chief Compliance Officer Fees Payable	1,663	682
Payable due to Shareholder Servicing Agent (Investor Class Shares)	48	60
Other Accrued Expenses	41,965	25,359

Total Liabilities	1,353,175	87,280

Net Assets	$120,401,679	$101,565,575

Net Assets Consist of:
Paid-in Capital	$70,948,024	$80,561,234
Undistributed Net Investment Income	70,032	421,613
Accumulated Net Realized Gain on Investments	14,487,811	5,335,692
Net Unrealized Appreciation on Investments	34,895,812	15,247,036

	$120,401,679	$101,565,575

Institutional Class Shares:
Net Assets	$120,230,540	$101,178,593
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	9,652,283	9,086,281
Net Asset Value, Offering and Redemption Price Per Share	$12.46	$11.14

Investor Class Shares:
Net Assets	$171,139	$386,982
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	13,592	34,642
Net Asset Value, Offering and Redemption Price Per Share	$12.59	$11.17

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
FOR THE SIX MONTHS ENDED
APRIL 30, 2017 (Unaudited)

STATEMENTS OF OPERATIONS
	Westfield	Westfield
	Large Cap	Dividend
	Growth Fund	Growth Fund
Investment Income
Dividends	$778,522	$1,374,675
Interest	3,529	5,367
Less: Foreign Taxes Withheld	–	(4,642)

Total Investment Income	782,051	1,375,400

Expenses
Investment Advisory Fees	399,682	366,287
Administration Fees	74,184	58,944
Trustees’ Fees	6,459	5,080
Chief Compliance Officer Fees	2,067	1,710
Shareholder Servicing Fees (Investor Class Shares)	215	460
Transfer Agent Fees	38,332	34,988
Registration Fees	15,926	14,465
Audit Fees	11,991	12,588
Legal Fees	10,780	8,470
Printing Fees	8,470	7,246
Custodian Fees	3,929	1,010
Insurance and Other Expenses	6,652	5,139

Total Expenses	578,687	516,387

Less:
Waiver of Investment Advisory Fees	(55,782)	(51,935)
Fees Paid Indirectly	(16)	(14)

Net Expenses	522,889	464,438

Net Investment Income	259,162	910,962

Net Realized Gain on Investments	14,917,615	5,335,818
Net Change in Unrealized Appreciation on Investments	1,437,763	4,532,537

Net Realized and Unrealized Gain on Investments	16,355,378	9,868,355

Net Increase in Net Assets Resulting from Operations	$16,614,540	$10,779,317

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended	Year Ended
	April 30, 2017	October 31,
	(Unaudited)	2016
Operations:
Net Investment Income	$259,162	$480,491
Net Realized Gain on Investments	14,917,615	17,584,149
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,437,763	(18,044,589)

Net Increase in Net Assets Resulting from Operations	16,614,540	20,051

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(569,719)	(621,122)
Investor Class Shares	(415)	(88)
Net Realized Gains:
Institutional Class Shares	(17,540,131)	(17,684,745)
Investor Class Shares	(26,580)	(18,360)

Total Dividends and Distributions	(18,136,845)	(18,324,315)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	1,319,647	5,713,864
Reinvestment of Distributions	14,202,171	15,822,442
Redeemed	(65,895,954)	(32,674,166)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(50,374,136)	(11,137,860)

Investor Class Shares
Issued	6,260	3,011
Reinvestment of Distributions	26,977	18,437
Redeemed	(44,658)	(25,297)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(11,421)	(3,849)

Net Decrease in Net Assets from Share Transactions	(50,385,557)	(11,141,709)

Total Decrease in Net Assets	(51,907,862)	(29,445,973)

Net Assets:
Beginning of Period	172,309,541	201,755,514

End of Period (including undistributed net investment income of $70,032 and $381,004, respectively)	$120,401,679	$172,309,541

Amounts designated as “—” are $0.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months
	Ended
	April 30,	Year Ended
	2017	October 31,
	(Unaudited)	2016
Operations:
Net Investment Income	$910,962	$1,886,349
Net Realized Gain on Investments	5,335,818	369,712
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,532,537	(1,374,293)

Net Increase in Net Assets Resulting from Operations	10,779,317	881,768

Dividends and Distributions:
Net Investment Income:
Institutional Class Shares	(1,961,910)	(1,702,653)
Investor Class Shares	(6,770)	(3,913)
Net Realized Gains:
Institutional Class Shares	(351,599)	(3,044,111)
Investor Class Shares	(1,335)	(7,915)

Total Dividends and Distributions	(2,321,614)	(4,758,592)

Capital Share Transactions:(1)
Institutional Class Shares
Issued	100,409	2,954,114
Reinvestment of Distributions	2,114,721	4,724,811

Redeemed	(5,661,126)	(5,554,985)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(3,445,996)	2,123,940

Investor Class Shares
Issued	—	100,830
Reinvestment of Distributions	8,105	11,827

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	8,105	112,657

Net Increase/Decrease in Net Assets from Share Transactions	(3,437,891)	2,236,597

Total Increase (Decrease) in Net Assets	5,019,812	(1,640,227)

Net Assets:
Beginning of Period	96,545,763	98,185,990

End of Period (including undistributed net investment income of $421,613 and $1,466,424, respectively)	$101,565,575	$96,545,763

Amounts designated as “—” are $0.
(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year

	Institutional Class Shares
	Six
	Months
	Ended	Year	Year	Year	Year	Year
	April 30,	Ended	Ended	Ended	Ended	Ended
	2017	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.74	$13.97	$14.49	$13.20	$10.09	$9.23

Income (Loss) from Operations:
Net Investment Income (1)	0.03	0.03	0.05	0.05	0.07	0.08
Net Realized and Unrealized Gain	1.59	0.02	0.61	2.01	3.16	0.79

Total from Operations	1.62	0.05	0.66	2.06	3.23	0.87

Dividends and Distributions from:
Net Investment Income	(0.05)	(0.04)	(0.05)	(0.06)	(0.11)	(0.01)
Net Realized Gains	(1.85)	(1.24)	(1.13)	(0.71)	(0.01)	—

Total Dividends and Distributions	(1.90)	(1.28)	(1.18)	(0.77)	(0.12)	(0.01)

Net Asset Value, End of Period	$12.46	$12.74	$13.97	$14.49	$13.20	$10.09

Total Return†	14.25%	0.54%	4.70%	16.36%	32.33%	9.39%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$120,231	$172,123	$201,547	$204,895	$193,684	$142,034
Ratio of Expenses to Average Net Assets(2)	0.85%*	0.85%	0.86%	0.85%	0.94%(3)	0.85%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	0.94%*	0.90%	0.89%	0.89%	1.00%	0.99%
Ratio of Net Investment Income to Average Net Assets	0.42%*	0.26%	0.33%	0.40%	0.58%	0.81%
Portfolio Turnover Rate	36%**	63%	82%	49%	71%	82%

*	Annualized

**	Portfolio turnover rate is for the period indicated and has not been annualized

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.85%, 0.85%, 0.85%, 0.85% and 0.94%, respectively

(3)	The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 0.85%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL LARGE
CAP GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year

	Investor Class Shares
	Six
	Months
	Ended	Year	Year	Year	Year	Year
	April 30,	Ended	Ended	Ended	Ended	Ended
	2017	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$12.84	$14.07	$14.58	$13.30	$10.09	$9.23

Income (Loss) from Operations:
Net Investment Income (1)	0.01	—	0.01	0.02	0.03	0.04
Net Realized and Unrealized Gain	1.61	0.02	0.63	2.01	3.19	0.82

Total from Operations	1.62	0.02	0.64	2.03	3.22	0.86

Dividends and Distributions from:
Net Investment Income	(0.02)	(0.01)	(0.02)	(0.04)	—	—
Net Realized Gains	(1.85)	(1.24)	(1.13)	(0.71)	(0.01)	—

Total Dividends and Distributions	(1.87)	(1.25)	(1.15)	(0.75)	(0.01)	—

Net Asset Value, End of Period	$12.59	$12.84	$14.07	$14.58	$13.30	$10.09

Total Return†	14.10%	0.27%	4.50%	15.98%	31.92%	9.38%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$171	$187	$209	$312	$193	$77
Ratio of Expenses to Average Net Assets(2)	1.10%*	1.10%	1.11%	1.10%	1.19%(3)	1.09%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.19%*	1.15%	1.14%	1.14%	1.25%	1.23%
Ratio of Net Investment Income to Average Net Assets	0.17%*	0.01%	0.08%	0.14%	0.24%	0.36%
Portfolio Turnover Rate	36%**	63%	82%	49%	71%	82%

*	Annualized

**	Portfolio turnover rate is for the period indicated and has not been annualized

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.10%,1.10%, 1.10%, 1.10% and 1.19%, respectively

(3)	The ratio of expenses to average net assets includes income tax expenses that were considered extraordinary fees accrued outside the Adviser’s expense limitation agreement. Had these expenses been excluded, the ratio would have been 1.10%.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year

	Institutional Class Shares
	Six
	Months
	Ended	Year	Year	Year	Period
	April 30,	Ended	Ended	Ended	Ended
	2017	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013*
Net Asset Value, Beginning of Period	$10.22	$10.67	$10.88	$10.36	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.10	0.20	0.14	0.28	0.04
Net Realized and Unrealized Gain (Loss)	1.08	(0.13)	0.20	0.77	0.32

Total from Operations	1.18	0.07	0.34	1.05	0.36

Dividends and Distributions from:
Net Investment Income	(0.22)	(0.18)	(0.21)	(0.08)	—
Net Realized Gains	(0.04)	(0.34)	(0.34)	(0.45)	—

Total Dividends and Distributions	(0.26)	(0.52)	(0.55)	(0.53)	—

Net Asset Value, End of Period	$11.14	$10.22	$10.67	$10.88	$10.36

Total Return†	11.66%	0.90%	3.10%	10.67%	3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$101,179	$96,199	$97,940	$94,012	$68,686
Ratio of Expenses to Average Net Assets(2)	0.95%**	0.95%	0.95%	0.95%	0.95%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.05%**	1.05%	1.05%	1.10%	1.30%**
Ratio of Net Investment Income to Average Net Assets	1.85%**	1.98%	1.29%	2.65%	1.65%**
Portfolio Turnover Rate	61%***	112%	133%	101%	29%***

*	Commenced operations on July 26, 2013.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 0.95%, 0.95%, 0.95%, 0.95% and 0.95%, respectively

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL DIVIDEND
GROWTH FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios
	For a Share Outstanding Throughout the Year

	Investor Class Shares
	Six
	Months
	Ended	Year	Year	Year	Period
	April 30,	Ended	Ended	Ended	Ended
	2017	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013*
Net Asset Value, Beginning of Period	$10.24	$10.70	$10.89	$10.36	$10.00

Income (Loss) from Operations:
Net Investment Income (1)	0.09	0.17	0.08	0.32	0.04
Net Realized and Unrealized Gain (Loss)	1.08	(0.13)	0.24	0.74	0.32

Total from Operations	1.17	0.04	0.32	1.06	0.36

Dividends and Distributions from:
Net Investment Income	(0.20)	(0.16)	(0.17)	(0.08)	—
Net Realized Gains	(0.04)	(0.34)	(0.34)	(0.45)	—

Total Dividends and Distributions	(0.24)	(0.50)	(0.51)	(0.53)	—

Net Asset Value, End of Period	$11.17	$10.24	$10.70	$10.89	$10.36

Total Return†	11.53%	0.60%	2.91%	10.76%	3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$387	$347	$246	$40	$27
Ratio of Expenses to Average Net Assets(2)	1.20%**	1.20%	1.20%	1.04%	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.30%**	1.30%	1.30%	1.21%	1.31%**
Ratio of Net Investment Income to Average Net Assets	1.60%**	1.71%	0.75%	3.14%	1.36%**
Portfolio Turnover Rate	61%***	112%	133%	101%	29%***

*	Commenced operations on July 26, 2013.

**	Annualized

***	Portfolio turnover rate is for the period indicated and has not been annualized

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

(2)	Ratio excludes the effect of fees paid indirectly. If these expense offsets were included, the ratios would have been 1.20%, 1.20%, 1.20%, 1.04% and 1.00%, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Westfield Capital Large Cap Growth Fund (the “Large Cap Growth Fund”) and the Westfield Capital Dividend Growth Fund (the “Dividend Growth Fund”) (each a “Fund” and collectively the “Funds”). The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. Each Fund is classified as a diversified investment company under the Investment Company Act of 1940. The investment objective of the Large Cap Growth Fund is long-term growth of capital by investing primarily (at least 80% of its net assets) in equity securities. The Large Cap Growth Fund is a diversified fund and focuses on U.S. listed common stocks with large market capitalizations that Westfield Capital Management Company, L.P. (the “Adviser”) believes are quality companies with stock that offers the potential for future price appreciation. The investment objective of the Dividend Growth Fund is long-term growth of capital by investing in equity securities from a variety of economic sectors with a history or prospect of paying stable or increasing dividends. The Dividend Growth Fund is a diversified fund. The Dividend Growth Fund commenced operations on July 26, 2013 as a result of a contribution in-kind from a limited partnership managed by the Adviser. On this date, the Dividend Growth Fund issued 6,505,383 shares and acquired securities tax-free at their then current value of $65,053,828, including unrealized appreciation of $11,352,297.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last sales price if the security is actively traded. If a debt security is not actively traded it

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2017, there were no fair valued securities. In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of April 30, 2017, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurement under U.S. GAAP. For details of investment classifications, reference the Schedules of Investments.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

For the six months ended April 30, 2017, there have been no transfers between Level 1 and Level 2 assets and liabilities. During the six months ended April 30, 2017, there were no Level 3 securities.

During the six months ended April 30, 2017, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their income to their shareholders. With the exception of the accrued built-in gains tax associated with the in-kind transaction (described below), no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Funds did not incur any significant interest or penalties.

Built-in Gains Tax from In-Kind Transaction — The Large Cap Growth Fund received a contribution of portfolio securities from a C-Corporation that included a net unrealized built-in gain, for which potential tax liability is insignificant to the Fund. For income tax purposes, the Fund is required to track the net built-in gain and recognize an income tax liability when it is determined that it is more-likely-than-not that positions will be sold and gains on the securities realized. As of April 30, 2017, the Fund does not have a tax liability relating to the recognition of realized gain on certain securities contributed by the C-Corporation.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and make distributions of their net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Cash Equivalents — Idle cash may be swept into various money market sweep accounts and is classified as cash equivalents on the Statement of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for which the Administrator is paid an asset based fee which will vary depending on the number of share class and average daily net assets of the Fund. For the six months ended April 30, 2017, the Large Cap Growth Fund and Dividend Growth Fund paid $74,184 and $58,944, respectively, for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

The Funds have entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the “Service Plan”). Under the Service Plan, the Funds may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Investor

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

Class Shares, subject to the arrangement for provision of shareholder and administrative services. For the six months ended April 30, 2017, the Large Cap Growth Fund and Dividend Growth Fund incurred shareholder servicing fees of $215 and $460, respectively. These fees represent 0.25% and 0.25% of the Net Assets of the Large Cap Growth Fund and Dividend Growth Fund, respectively.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. During the six months ended April 30, 2017, the Large Cap Growth Fund and Dividend Growth Fund earned cash management credits of $16 and $14, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

Brown Brothers Harriman & Co. acts as the custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Large Cap Growth Fund at a fee calculated at an annual rate of 0.65% and to the Dividend Growth Fund at a fee calculated at an annual rate of 0.75% of the respective Fund’s average daily net assets. The Adviser has contractually agreed (effective May 19, 2015) to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Large Cap Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.85% of the average daily net assets of each class until February 28, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Large Cap Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018. As of April 30, 2017, fees for the Large Cap Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time expenses were waived, were $93,503, $94,609 and $102,415, expiring in 2018, 2019 and 2020, respectively. The Adviser has contractually agreed (effective May 19, 2015) to waive all or a portion of its fees and to reimburse expenses in order to limit operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, extraordinary expenses, and Shareholder Servicing Fees (collectively “excluded expenses”)) for the Dividend Growth Fund’s Institutional Class Shares and Investor Class Shares from exceeding 0.95% of the average daily net assets of each class until February 28, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Dividend Growth Fund’s Total Annual Fund Operating Expenses (less excluded expenses) and 0.95% for Institutional Class Shares and Investor Class Shares to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser upon ninety (90) days’ prior written

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

notice to the Trust, effective as of the close of business on February 28, 2018. As of April 30, 2017, fees for the Dividend Growth Fund which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser, up to the expense cap in place at the time the expenses were waived, were $64,025, $71,758 and $96,822 expiring in 2018, 2019 and 2020, respectively.

6. Share Transactions:

	Six Months	Year
	Ended April	Ended
	30, 2017	October 31,
Westfield Large Cap Growth Fund	(Unaudited)	2016
Share Transactions:
Institutional Class
Issued	111,230	455,930
Reinvested	1,248,642	1,263,733
Redeemed	(5,216,501)	(2,636,975)

Net Increase (Decrease) in Institutional Class Shares	(3,856,629)	(917,312)

Investor Class
Issued	513	238
Reinvested	2,350	1,462
Redeemed	(3,820)	(1,969)

Net Increase (Decrease) in Investor Class Shares	(957)	(269)

	Six Months	Year
	Ended April	Ended
	30, 2017	October 31,
Westfield Dividend Growth Fund	(Unaudited)	2016
Share Transactions:
Institutional Class
Issued	9,271	296,289
Reinvested	199,061	472,561
Redeemed	(539,317)	(530,807)

Net Increase (Decrease) in Institutional Class Shares	(330,985)	238,043

Investor Class
Issued	—	9,680
Reinvested	760	1,179

Net Increase (Decrease) in Investor Class Shares	760	10,859

7. Investment Transactions:

For the six months ended April 30, 2017, the purchases and sales of investment securities other than long-term U.S. Government and short-term securities were:

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

		Sales and
	Purchases	Maturities
Large Cap Growth Fund	$44,822,594	$124,859,868
Dividend Growth Fund	57,206,599	94,275,653

There were no purchases or sales of long-term U.S. Government securities for the six months ended April 30, 2017.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Permanent book and tax basis differences which are primarily attributable to REIT adjustments, security related return of capital adjustment and built-in gain tax, have been classified to/ (from) the following for the year ended October 31, 2016:

	Undistributed Net Investment Income	Accumulated Net Realized (Gain) Loss
Large Cap Growth Fund	$4,017	$(4,017)
Dividend Growth Fund	12,907	(12,907)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared for the during the years or periods ended October 31, 2016 and October 31, 2015 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Large Cap Growth Fund
2016	$621,211	$17,703,104	$18,324,315
2015	3,438,253	13,387,322	16,825,575
Dividend Growth Fund
2016	1,706,566	3,052,026	4,758,592
2015	1,861,880	3,005,465	4,867,345

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long-Term	Unrealized	Distributable
	Income	Capital Gain	Appreciation	Earnings
Large Cap Growth Fund	$420,443	$17,526,437	$33,029,080	$50,975,960
Dividend Growth Fund	1,479,331	352,808	10,714,499	12,546,638

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

For Federal income tax purposes, the cost of securities owned at October 31, 2016, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which are temporary adjustments for Federal income tax purposes in the current period. The Funds had no capital loss carryforwards at October 31, 2016.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2017 were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Federal	Unrealized	Unrealized	Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Large Cap Growth Fund	$83,407,078	$35,370,292	$(474,480)	$34,895,812
Dividend Growth Fund	83,749,140	16,003,902	(756,866)	15,247,036

9. Concentration of Risks:

Dividend Paying Stocks Risk – The Dividend Growth Funds emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

Equity Risk – Since it purchases equity securities, the Fund’s are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund’s.

Foreign Company Risk – Investing in foreign companies, including direct investments and through American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies generally are denominated in a foreign currency. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Growth Style Risk – The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Large Cap Growth Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

10. Other:

At April 30, 2017, the percentages held by a limited number of shareholders for each Fund (shareholder segments comprised of omnibus and accounts that were held on behalf of individual shareholders and in the Dividend Growth Fund, Institutional Class, one record related party shareholder), each owning 10% or greater of the aggregate shares outstanding, was as follows:

	No. of	%
	Shareholders	Ownership
Large Cap Growth Fund, Institutional Class	2	27%
Large Cap Growth Fund, Investor Class	1	100%
Dividend Growth Fund, Institutional Class	2	46%
Dividend Growth Fund, Investor Class	1	91%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

11. In-Kind Transactions:

For the six months ended April 30, 2017, there were no in-kind transactions for any of the Funds. During the year ended , October 31, 2016, there were no in-kind transactions for any of the funds.

12. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

13. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	WESTFIELD CAPITAL FUNDS
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning
	Account	Ending	Annualized	Expenses
	Value	Account	Expense	Paid During
	11/01/16	Value 4/30/17	Ratios	Period*
Westfield Large Cap Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,142.50	0.85%	$4.53
Investor Class	1,000.00	1,141.00	1.10	5.86
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.56	0.85%	$4.28
Investor Class	1,000.00	1,019.32	1.10	5.53
Westfield Dividend Growth Fund
Actual Fund Return
Institutional Class	$1,000.00	$1,116.60	0.95%	$4.99
Investor Class	1,000.00	1,115.30	1.20	6.29
Hypothetical 5% Return
Institutional Class	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class	1,000.00	1,018.84	1.20	6.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Westfield Capital Funds

P.O. Box 219009

Kansas City, MO 64121-9009

866-454-0738

Adviser:

Westfield Capital Management Company, L.P.

One Financial Center

Boston, MA 02111

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

WCM-SA-001-0600

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017